Cover	12 Months Ended
Dec. 31, 2024 $ / shares shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-37611
Entity Registrant Name	PYXIS TANKERS INC.
Entity Central Index Key	0001640043
Entity Incorporation, State or Country Code	1T
Entity Address, Address Line One	59 K. Karamanli Street
Entity Address, City or Town	Maroussi
Entity Address, Country	GR
Entity Address, Postal Zip Code	15125
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Contact Personnel Email Address	hwilliams@pyxistankers.com
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	1084
Auditor Name	KPMG Certified Auditors S.A.
Auditor Location	Athens, Greece
Common Stock, par value $0.001 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	PXS
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding | shares	10,553,399
Entity Listing, Par Value Per Share | $ / shares	$ 0.001
Warrants to purchase Common Stock, par value of $0.001 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants to purchase Common Stock, par value of $0.001 per share
Trading Symbol	PXSAW
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding | shares	1,592,465
Entity Listing, Par Value Per Share | $ / shares	$ 0.001
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	59 K. Karamanli Street
Entity Address, City or Town	Maroussi
Entity Address, Country	GR
Entity Address, Postal Zip Code	15125
City Area Code	+30
Local Phone Number	210 638 0200
Contact Personnel Name	Mr. Henry Williams, Chief Financial Officer